Fair Value Measurements - Summary of Changes in Fair Value of Company's Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unobservable Input [Roll Forward]
Beginning Balance	$ 40	$ 41
Principal repayments received	(2)	(1)
Change In Fair Value	2
Ending Balance	$ 40	$ 40